Borrowings and financing (Details 1)	12 Months Ended
Dec. 31, 2023
Twelth Issue Debentures [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2025
Annual interest rate	TR + 9.5%
Guarantees	Own funds
17th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2023
Annual interest rate	CDI +0.75% (Series 1) and 4.5% (Series 2) and 4.75% (Series 3)
Guarantees	Own funds
Inflation adjustment	IPCA (Series 2 and 3)
18th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2024
Annual interest rate	TJLP + 1.92% (Series 1 and 3) and 8.25% (Series 2)
Guarantees	Own funds
Inflation adjustment	IPCA (Series 2)
22th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2025
Annual interest rate	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)
Guarantees	Own funds
Inflation adjustment	IPCA (Series 3)
23th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Annual interest rate	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
Guarantees	Own funds
24th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2029
Annual interest rate	3.20% (Series 1) and 3.37% (Series 2)
Guarantees	Own funds
Inflation adjustment	IPCA (Series 1 and 2)
26th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2030
Annual interest rate	4.65% (series 1) and 4.95% (series 2)
Guarantees	Own funds
Inflation adjustment	IPCA (series 1 and 2)
27th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Annual interest rate	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
Guarantees	Own funds
28th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2028
Annual interest rate	CDI +1.20% (Series 1) and CDI + 1.44% (Series 2) and 1.60% (Series 3)
Guarantees	Own funds
29th issue debentures [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2036
Annual interest rate	CDI +1.29% (Series 1) and 5.3058% (Series 2) and 5.4478% (Series 3)
Guarantees	Own funds
Inflation adjustment	IPCA (series 2 and 3)
Thirtiet Issue Debentures [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2029
Annual interest rate	CDI +1.30% (Series 1) and 1.58% (Series 2)
Guarantees	Own funds
Brazilian Federal Savings Bank [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2023/2042
Annual interest rate	5% to 9.5%
Guarantees	Own funds
Inflation adjustment	TR
Brazilian Development Bank - BNDES PAC [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2023
Annual interest rate	TJLP+1.82%
Guarantees	Own funds
Brazilian Development Bank - BNDES PAC II 9751 [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Annual interest rate	TJLP+1.72%
Guarantees	Own funds
Brazilian Development Bank - BNDES PAC II 9752 [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Annual interest rate	TJLP+1.72%
Guarantees	Own funds
Brazilian Development Bank - BNDES ONDA LIMPA [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2025
Annual interest rate	TJLP+1.92%
Guarantees	Own funds
Brazilian Development Bank - BNDES TIET III [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2028
Annual interest rate	TJLP+1.66%
Guarantees	Own funds
Brazilian Development Bank B N D E S 2015 [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2035
Annual interest rate	TJLP+2.18%
Guarantees	Own funds
Brazilian Development Bank - BNDES 2014 [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2026
Annual interest rate	TJLP+1.76%
Guarantees	Own funds
Inter-American Development Bank - BID 2202 [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2035
Annual interest rate	CDI+0.86%
Guarantees	Government
Inter-American Development Bank - BID INVEST [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2034
Annual interest rate	CDI+1.90% and CDI+2.70%
Guarantees	Own funds
Inter-American Development Bank - BID INVEST 2022 [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2036
Annual interest rate	CDI+2.50%
Guarantees	Own funds
Inter American Development Bank B I D I N V E S T 2023 [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2036
Annual interest rate	CDI+0.50%
Guarantees	Own funds
International Finance Corporation - IFC [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2032
Annual interest rate	CDI+2.00%
Guarantees	Own funds
Leases (Concession Agreements, Program Contracts and Contract Assets) [member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2035
Annual interest rate	7.73% to 10.12%
Inflation adjustment	IPC
Other Leases [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Annual interest rate	9.32% to 15.24%
Others [Member] | Local Currency [member]
IfrsStatementLineItems [Line Items]
Maturity	2025
Annual interest rate	3% (FEHIDRO) and TJLP + 1.5% (FINEP)
Guarantees	Own funds
Inter American Development Bank B I D 1212 [Member] | Foreign currency
IfrsStatementLineItems [Line Items]
Maturity	2025
Annual interest rate	SOFR + 4.72% (*)
Guarantees	Government
Inflation adjustment	US$
Inter American Development Bank B I D 4623 [Member] | Foreign currency
IfrsStatementLineItems [Line Items]
Maturity	2044
Annual interest rate	SOFR + 6.60531% (*)
Guarantees	Government
Inflation adjustment	US$
International Bank For Reconstruction And Development [Member] | Foreign currency
IfrsStatementLineItems [Line Items]
Maturity	2034
Annual interest rate	SOFR + 6.0% and 7.1% (*)
Guarantees	Government
Inflation adjustment	US$
J I C A 15 [Member] | Foreign currency
IfrsStatementLineItems [Line Items]
Maturity	2029
Annual interest rate	1.8% and 2.5%
Guarantees	Government
Inflation adjustment	Yen
J I C A 18 [Member] | Foreign currency
IfrsStatementLineItems [Line Items]
Maturity	2029
Annual interest rate	1.8% and 2.5%
Guarantees	Government
Inflation adjustment	Yen
J I C A 17 [Member] | Foreign currency
IfrsStatementLineItems [Line Items]
Maturity	2035
Annual interest rate	1.2% and 0.01%
Guarantees	Government
Inflation adjustment	Yen
J I C A 19 [Member] | Foreign currency
IfrsStatementLineItems [Line Items]
Maturity	2037
Annual interest rate	1.7% and 0.01%
Guarantees	Government
Inflation adjustment	Yen